As filed with the Securities and Exchange Commission on June 5, 2006

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21716

                    LEHMAN BROTHERS RESERVE LIQUIDITY SERIES
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's Telephone Number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                    Lehman Brothers Reserve Liquidity Series
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and Addresses of agents for service)


Date of fiscal year end: March 31, 2006

Date of reporting period: March 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO SHAREHOLDERS

[LOGO] LEHMAN BROTHERS ASSET MANAGEMENT

Lehman Brothers
Reserve Liquidity Series

Prime Reserve Money Fund




Annual Report
March 31, 2006

--------------------------------------------------------------------------------





Contents


  THE FUND

  Chairman's Letter ........................................................1

  PORTFOLIO COMMENTARY/MATURITY DIVERSIFICATION

  Prime Reserve Money Fund..................................................3

  Fund Expense Information..................................................6

  FINANCIAL STATEMENTS......................................................8

  FINANCIAL HIGHLIGHTS/PER SHARE DATA......................................15

  Report of Independent Registered Public Accounting Firm .................17

  THE PORTFOLIO

  SCHEDULE OF INVESTMENTS..................................................18

  FINANCIAL STATEMENTS.....................................................23

  FINANCIAL HIGHLIGHTS.....................................................28

  Report of Independent Registered Public Accounting Firm .................30

  Directory................................................................31

  Trustees and Officers ...................................................32

  Proxy Voting Policies and Procedures.....................................40

  Quarterly Portfolio Schedule.............................................40

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             (C)2006 Lehman Brothers Asset Management Inc. All rights reserved.

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Chairman's Letter


Dear Shareholder,

I am pleased to present to you this annual report for the Lehman Brothers Prime Reserve Money Fund for the period from the Fund's inception on April 11, 2005 through March 31, 2006. The report includes portfolio commentary, a listing of the Fund's investments, and the audited financial statements for the reporting period.

The reporting period was characterized by the Federal Reserve's commitment to its ongoing cycle of tightening monetary policy, resulting in eight increases in the key Fed Funds rate, from 2.75% to a five-year high of 4.75%. Inflation remained a concern throughout the period. Despite the devastation caused by two hurricanes and rising prices in key commodities, the economy remained on a solid footing and has shown signs of growth. The U.S. dollar was somewhat supported throughout the period by the isolation of the U.S. tightening cycle. This advantage appears to be ending, as Europe has raised rates and Japan seems poised to do so.

The Fund performed admirably and as expected throughout the period. The managers' investment strategy combines a distinct process for interest rate risk management with dedicated credit research to build a portfolio of high-quality securities that seeks to respond quickly to changes in interest rates without sacrificing yield.

The managers anticipate further rate increases moving forward, until a neutral level is achieved at some point in 2006, and they intend to proceed with caution to protect clients' principal and maintain daily liquidity and diversification.

Thank you for your confidence in us and in the Lehman Brothers Reserve Liquidity Series. We value our relationship with you and look forward to serving you in the months and years ahead.

Sincerely,

/s/ P. Sundman signature

PETER SUNDMAN
CHAIRMAN OF THE BOARD
LEHMAN BROTHERS RESERVE LIQUIDITY SERIES

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Reserve Liquidity Series Portfolio Commentary

We are pleased to report that the Lehman Brothers Prime Reserve Money Fund delivered a return of 3.59% from its inception on April 11, 2005 through March 31, 2006. For its first full eleven months of operation, the Fund returned 3.43% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 3.24%./*/

Bond markets in the first three months of the period were marked by low volatility, as yields moved in lock-step with two 25-basis point increases in the Federal Reserve's target rate, which were anticipated as part of the Fed's ongoing cycle of tightening. Market volatility increased over the next three months, due in part to the impact of Hurricanes Katrina and Rita, as well as a growing debate among market participants over how much higher the Fed would need to take rates in order to mitigate the risk of higher inflation. The strength of the economy, and elevated commodity prices from October onwards, appeared to settle the question for bond investors and the market began to price in further increases.

The continued flattening of the yield curve preoccupied investors, and the curve eventually inverted (longer term investments yielded less than shorter term investments) in late December, marking the first inversion of the curve since 2000. An inverted yield curve has traditionally been interpreted as a sign of impending recession. However, after an almost three-month inversion, seemingly moribund long-term rates finally began showing some signs of life. The curve returned to its normal shape as long-term rates began to edge up towards the end of the fiscal year.

The retirement of Federal Reserve Chairman Alan Greenspan and his replacement by Ben Bernanke had minimal impact on the markets, as new Chairman Bernanke clearly communicated his intentions to keep inflation in check. The two-year U.S. Treasury began the period at 3.78%, and after eight rate increases by the Fed, ended the period at 4.82%. In contrast, the yield on the 10-year U.S. Treasury began the period at 4.49%, and then increased to finish at 4.85%.

Moving forward, our focus remains on the Federal Reserve's continued efforts to bring the overnight lending rate to a "neutral" level. With real rates approaching historical norms, the Fed has become more data dependent in setting policy. Throughout this tightening cycle, the Fed has been concerned with inflation risks associated with further increases in resource utilization, as well as the elevation of commodity prices. Although unit labor costs and ultimately core inflation have been contained so far, it is quite clear that this is a hot topic for policy makers. Our strategy will be to maintain a defensive posture as we seek to capitalize on pockets of market volatility created in the latter stages of the tightening cycle. This approach, we believe, will help us in seeking consistent, secure results over the long term.

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Prime Reserve Money Fund

For the period from the Fund's inception on April 11, 2005 through March 31, 2006, the Prime Reserve Money Fund returned 3.59%. For its full eleven months of operation, the Fund returned 3.43% compared to the iMoneyNet Money Fund Report Taxable First Tier Institutional Average's 3.24%. The Fund closed the fiscal year with a 4.56% 7-day current yield and a 4.66% 7-day effective yield; these more closely reflect current earnings than the one-year figures.

PRIME PORTFOLIO

                   Maturity Diversification (% by Maturity)

                    1 - 7 Days                        30.1%
                    8 - 30 Days                       31.2
                    31 - 90 Days                      32.6
                    91 - 180 Days                      3.4
                    181+ Days                          2.7


Sincerely,

/s/ John Donohue      /s/ Eric Hiatt
JOHN C. DONOHUE AND ERIC D. HIATT
PORTFOLIO CO-MANAGERS

* iMoneyNet Money Fund Report Taxable First Tier Institutional Average's are only available for full month periods.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The composition, industries and holdings of the Fund are subject to change. Investment return will fluctuate. Past performance is no guarantee of future results.

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Endnotes

1 Neuberger Berman Management Inc. ("Management") has contractually undertaken to reimburse Lehman Brothers Prime Reserve Money Fund so that total operating expenses (exclusive of taxes, interest, brokerage commissions and extraordinary expenses) of the Fund are limited to 0.20% of average daily net assets. The undertaking lasts until March 31, 2009. The Fund has contractually undertaken to reimburse Management for the excess expenses paid by Management, provided the reimbursements do not cause operating expenses (exclusive of taxes, interest, brokerage commissions, and extraordinary expenses) to exceed the above-stated expense limitation and the reimbursements are made within three years after the year that Management incurred the expense. For the period ended March 31, 2006, if this reimbursement was not made, performance would be lower for the Fund.

    Management voluntarily agreed to waive its investment management fee in the amount of 0.02% of the corresponding Portfolio's average net assets. This undertaking is terminable by Management upon notice to the Portfolio. As a result of this waiver, the Fund indirectly received a management fee waiver and the investment management fee of the corresponding Portfolio was limited to 0.08% of its average net assets. If this voluntary waiver was not in place, performance would have been lower for the Fund.

2 "Current yield" of a money market fund refers to the income generated by an investment in the Fund over a recent 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. Unaudited performance data current to the most recent month-end are available by calling 888-556-9030.

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Glossary of Indices

The iMoneyNet Money Fund       Measures the performance of institutional money
Report Taxable First Tier      market mutual funds which invest in anything
Institutional Average:         allowable, except Second Tier Commercial Paper.

Please note that an index does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and that individuals cannot invest directly in an index. Data about the performance of this index is prepared or obtained by Neuberger Berman Management Inc. and includes reinvestment of all dividends and capital gain distributions. The Fund may invest in securities not included in the above-described index.

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Information About Your Fund's Expenses



These tables are designed to provide information regarding costs related to your investments. All mutual funds incur operating expenses, which include the fund's proportionate share of expenses of its corresponding portfolio, administrative service fees and other expenses. The following examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The table illustrates the fund's costs in two ways:

Actual Expenses and            The first section of the table provides
Performance:                   information about actual account values and
                               actual expenses in dollars, based on the fund's actual performance during the period. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section of the table under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid over the period.

Hypothetical Example           The second section of the table provides
for Comparison Purposes:       information about hypothetical account values
                               and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return at 5% per year before expenses. This return is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this fund versus other funds. To do so, compare the expenses shown in this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

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Expense Information As of 3/31/06 (Unaudited)

PRIME RESERVE MONEY FUND

                    Beginning Account             Ending Account Expenses Paid During
Actual                    Value                       Value          the Period*
-------------------------------------------------------------------------------------
                         $1,000                     $1,020.60           $1.01

Hypothetical (5% annual return before expenses)**
-------------------------------------------------------------------------------------
                         $1,000                     $1,023.94           $1.01

* Expenses are equal to the expense ratio for the fund, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). The fund's expense ratio includes its proportionate share of the expenses of its corresponding portfolio.

**Hypothetical 5% annual return before expenses is calculated by multiplying the number of days in the most recent half year divided by 365.

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Statement of Assets and Liabilities


Reserve Liquidity Series
(000's omitted except per share amounts)

                                                                  PRIME RESERVE
                                                                     MONEY FUND
Assets
Investment in corresponding Portfolio, at value (Note A)               $829,461
Receivable from administrator-net (Note B)                                   75
                                                                  -------------
Total Assets                                                            829,536
                                                                  -------------

Liabilities
Accrued expenses and other payables                                          55
                                                                  -------------
Total Liabilities                                                            55
                                                                  -------------
Net Assets at value                                                    $829,481

Net Assets consist of:
Paid-in capital                                                        $829,500
Accumulated net realized gains (losses) on investment                       (19)
                                                                  -------------
Net Assets at value                                                    $829,481
Shares Outstanding ($.001 par value; unlimited shares authorized)       829,500
                                                                  -------------
Net Asset Value, offering and redemption price per share                  $1.00

See Notes to Financial Statements

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Statement of Operations


Reserve Liquidity Series

(000's omitted)

                                                                   PRIME RESERVE
                                                                      MONEY FUND
                                                                ----------------
                                                                     Period from
                                                                  April 11, 2005
                                                                (Commencement of
                                                                  Operations) to
                                                                  March 31, 2006
Investment Income
Investment income from corresponding Portfolio (Note A)                  $16,168
Expenses from corresponding Portfolio (Notes A & B)                         (416)
                                                                ----------------
Net investment income from corresponding Portfolio                       $15,752

Expenses:
Administration fee (Note B)                                                  325
Distribution fees (Note B)                                                   203
Audit fees                                                                     5
Legal fees                                                                    38
Registration and filing fees                                                 171
Shareholder reports                                                           61
Shareholder servicing agent fees                                              11
Trustees' fees and expenses                                                    6
Organization expenses (Note A)                                                32
Miscellaneous                                                                 15
                                                                ----------------
Total expenses                                                               867

Expenses reimbursed by administrator (Note B)                               (469)
                                                                ----------------
Total net expenses                                                           398
                                                                ----------------
Net investment income (loss)                                             $15,354
                                                                ----------------

Realized and Urealized Gain (Loss) on Investments (Note A):
Net gain (loss) on investments from corresponding Portfolio                  (19)
                                                                ----------------
Net increase (decrease) in net assets resulting from operations          $15,335

See Notes to Financial Statements

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Statement of Changes in Net Assets


Reserve Liquidity Series

(000's omitted)

                                                                        PRIME RESERVE
                                                                           MONEY FUND
                                                                     ----------------
                                                                          Period from
                                                                       April 11, 2005
                                                                     (Commencement of
                                                                       Operations) to
                                                                       March 31, 2006
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                  $15,354
Net realized gain (loss) on investments from corresponding Portfolio              (19)
Net increase (decrease) in net assets resulting from operations                15,335

Distributions to Shareholders From (Note A):
Net investment income                                                         (15,354)
Total distributions to shareholders                                           (15,354)

From Fund Share Transactions (Note D):
Proceeds from shares sold in initial capitalization                               100
Proceeds from shares sold                                                   7,224,328
Proceeds from reinvestment of dividends and distributions                      14,808
Payments for shares redeemed                                               (6,409,736)
Net increase (decrease) from Fund share transactions                          829,500
Net Increase (Decrease) in Net Assets                                         829,481

Net Assets:
Beginning of period                                                                --
End of period                                                                $829,481
Undistributed net investment income (loss) at end of period                       $--

See Notes to Financial Statements

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Notes to Financial Statements Reserve Liquidity Series


Note A--Summary of Significant Accounting Policies:

1 General: The Lehman Brothers Prime Reserve Money Fund (the "Fund") is a separate operating series of Lehman Brothers Reserve Liquidity Series (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated February 15, 2005. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. The Fund had no operations until April 11, 2005 other than matters relating to its organization and the sale on March 21, 2005 of 100,000 shares of beneficial interest for $100,000 ($1.00 per share) to Neuberger Berman Management Inc., the Fund's investment manager ("Management"). The Board of Trustees of the Trust (the "Board") may establish additional series or classes of shares without the approval of shareholders.

    The assets of the Fund belong only to the Fund, and the liabilities of the Fund are borne solely by the Fund and no other series of the Trust.

    The Fund seeks to achieve its investment objective by investing all of its net investable assets in a Portfolio of Institutional Liquidity Trust, Prime Portfolio (the "Portfolio") (commencement of operations December 27,
    2004), that has an investment objective identical to, and a name similar to, that of the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (25.87% at March 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: The Fund records its investment in the Portfolio at value. Investment securities held by the Portfolio are valued as indicated in the notes following the Portfolio's Schedule of Investments.

3 Income tax information: It is the intention of the Fund to qualify as a regulated investment company by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

    Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund as a whole.

    As determined on March 31, 2006, there were no permanent differences resulting from different book and tax accounting.

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    The tax character of distributions paid during the period ended March 31,
    2006 was as follows:

    Distributions Paid From:

                          Ordinary Income    Total
                            $15,353,867   $15,353,867

    As of March 31, 2006, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

                     Undistributed     Loss
                     Ordinary      Carryforwards
                     Income        and Deferrals   Total
                        $24,959      $(43,745)   $(18,786)

    The difference between book and tax basis distributable earnings is attributable primarily to timing differences of distribution payments, post October loss deferral, non-deductible organization costs and capital loss carryforwards.

    To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of the Fund not to distribute such gains. As determined at March 31, 2006, the Fund had unused capital loss carryforwards available for federal income tax purposes to offset net realized capital gains, if any, as follows:

                              Expiring in: 2014
                                           $5,650

    Under current tax law, certain net capital and net foreign currency losses realized after October 31 within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the period ended March 31, 2006, the Fund elected to defer $13,136 net capital losses arising between November 1, 2005 and March 31, 2006.

4 Distributions to shareholders: The Fund earns income, net of expenses, daily on its investment in the Portfolio. It is the policy of the Fund to declare distributions from net investment income on each business day; such distributions are paid or reinvested monthly. Distributions from net realized capital gains, if any, will be made annually. Income distributions and capital gain distributions to shareholders are recorded on the ex-date.

5 Organization expenses: Costs incurred by the Fund in connection with its organization, which amounted to $31,585, have been expensed as incurred.

6 Expense allocation: Certain expenses are applicable to multiple funds. Expenses directly attributable to the Fund are charged to the Fund. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to a Fund or the Trust, are allocated among the Fund and the other investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Other: All net investment income and realized and unrealized capital gains and losses of the Portfolio are allocated pro rata among its respective funds and any other investors in the Portfolio, if any.

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8   Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

    The Fund retains Management as its administrator under an Administration Agreement. The Fund pays Management an administration fee at the annual rate of 0.08% of its average daily net assets under this agreement. Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement. The Fund indirectly pays for investment management services through its investment in the Portfolio (see Note B of Notes to Financial Statements of the Portfolio). As a result of a management fee waiver at the Portfolio level, for the period ended March 31, 2006, the Fund indirectly received a management fee waiver of 0.02% of its average daily net assets, resulting in a reduction of expenses from the corresponding Portfolio of $81,439.

    Management has contractually undertaken through March 31, 2009 to reimburse the Fund for its operating expenses plus its pro rata portion of its corresponding Portfolio's operating expenses (including the fees payable to Management but excluding interest, taxes, brokerage commissions and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.20% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the period ended March 31, 2006, such excess expenses amounted to $469,019.

    The Fund has agreed to repay Management for its excess Operating Expenses previously reimbursed by Management, pursuant to a contractual expense limitation, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement.

    During the period ended March 31, 2006, there was no reimbursement to Management under this agreement. At March 31, 2006, contingent liabilities to Management under this agreement were as follows:

Expiring in:   2009
             $469,019

    Management and Lehman Brothers Asset Management Inc. ("LBAM"), sub-adviser to the Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. Several individuals who are officers and/or trustees of the Trust are also employees of LBAM and/or Management.

    The Fund also has a distribution agreement with Management. Management receives no commissions for sales or redemptions of shares of beneficial interest, but receives fees from the Fund under the Fund's Plan, as described below.

    Management acts as agent in arranging for the sale of shares without commission and bears advertising and promotion expenses. The Board has adopted a distribution plan ("Plan"), pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that, as compensation for administrative and other services provided to the Fund, Management's activities and expenses related to the sale and distribution of the Fund, and ongoing services provided to investors in the Fund, Management receives a fee at the annual rate of 0.05% of average daily net assets. Management receives this amount to provide distribution and shareholder servicing and pays a portion of it

--------------------------------------------------------------------------------

    to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid during any year may be more or less than the cost of distribution and other services provided to the Fund. NASD rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust's Plan complies with those rules.

    The Portfolio has an expense offset arrangement in connection with its custodian contract. For the period ended March 31, 2006, the impact of this arrangement was a reduction of expenses of $10,371.

Note C--Investment Transactions:

    During the period ended March 31, 2006, contributions and withdrawals in the Fund's investment in the Portfolio were as follows*:

                   (000's omitted) Contributions Withdrawals
                                    $4,355,157   $3,541,429

Note D--Fund Share Transactions:

    Share activity at $1.00 per share for the period ended March 31, 2006 was as follows*:

                                          Shares Issued on
                                          Reinvestment of
                    Initial      Shares    Dividends and     Shares
 (000's omitted) Capitalization   Sold     Distributions    Redeemed    Total
                      100       7,224,328      14,808      (6,409,736) 829,500

*   Period from April 11, 2005 (Commencement of Operations) to March 31, 2006.

--------------------------------------------------------------------------------

Financial Highlights


Prime Reserve Money Fund+

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.

                                                                Period from
                                                              April 11, 2005^
                                                               to March 31,
                                                                   2006
  Net Asset Value, Beginning of Period                            $1.0000
  Income From Investment Operations:
  Net Investment Income (Loss)                                      .0354
  Net Gains or Losses on Securities                                (.0000)
  Total From Investment Operations                                  .0354

  Less Distributions From:
  Net Investment Income                                            (.0354)
  Total Distributions                                              (.0354)
  Net Asset Value, End of Period                                  $1.0000
  Total Return++                                                    +3.59%**

  Ratios/Supplemental Data
  Net Assets, End of Period (in millions)                          $829.5
  Ratio of Gross Expenses to Average Net Assets#                      .20%*
  Ratio of Net Expenses to Average Net Assets+++                      .20%*
  Ratio of Net Investment Income (Loss) to Average Net Assets        3.78%*


See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Reserve Liquidity Series



+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during the fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses (see Note B of Notes to Financial Statements).

+++ After reimbursement of expenses and/or waiver of a portion of the investment management fee by Management (see Note B of Notes to Financial Statements). Had Management not undertaken such actions, the annualized ratios of net expenses to average daily net assets would have been:

                              Period Ended
                              March 31, 2006/(1)/
                                    0.34%

    (1) Period from April 11, 2005 (Commencement of Operations) to March 31,
        2006.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm


To the Board of Trustees of
Lehman Brothers Reserve Liquidity Series and
Shareholders of Lehman Brothers Prime Reserve Money Fund

We have audited the accompanying statement of assets and liabilities of Lehman Brothers Prime Reserve Money Fund, (the "Fund"), a series of Lehman Brothers Reserve Liquidity Series, as of March 31, 2006, the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 11, 2005 (commencement of operations) to March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lehman Brothers Prime Reserve Money Fund as of March 31, 2006, and the results of its operations, the changes in its net assets, and the financial highlights for the period April 11, 2005 to March 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 5, 2006

--------------------------------------------------------------------------------

Schedule of Investments Prime Portfolio


PRINCIPAL AMOUNT                                                            RATING(S)       VALUE++
(000's omitted)                                                            Moody's S&P  (000's omitted)

U.S. Government Agency Securities (0.3%)
$10,000 Federal Home Loan Bank, Bonds, 3.13%, due 9/15/06                    AGY   AGY       $9,963

Certificates of Deposit (7.4%)
 17,500 Barclays Bank NY, Floating Rate Yankee CD, 4.72%, due 4/21/06        P-1   A-1+      17,500(mu)
 25,000 BNP Paribas London, Euro CD, 5.09%, due 12/13/06                     P-1   A-1+      24,990
 10,000 Calyon NY, Yankee CD, 5.03%, due 12/6/06                             P-1   A-1+      10,000
 25,000 Credit Suisse First Boston NY, Floating Rate Yankee CD,
        4.74%, due 5/10/06                                                   P-1   A-1       25,001(mu)
 15,000 First Tennessee Bank, CD, 4.65%, due 4/25/06                         P-1   A-1       15,000
 15,000 First Tennessee Bank, Floating Rate CD, 4.69%, due 5/15/06           P-1   A-1       15,000(mu)
 30,000 Royal Bank of Scotland NY, Medium-Term Yankee CD,
        4.31%, due 9/29/06                                                   P-1   A-1+      30,000
 38,200 Suntrust Bank, Floating Rate CD, 4.75%, due 5/17/06                  P-1   A-1       38,201(mu)
 20,000 Svenska Handelsbanken NY, Yankee CD, 4.69%, due 11/6/06              P-1   A-1+      20,000
 20,000 Unicredito Italiano NY, Floating Rate Yankee CD, 4.77%, due 6/1/06   P-1   A-1+      19,994(mu)
 20,000 Unicredito Italiano NY, Yankee CD, 4.89%, due 6/20/06                P-1   A-1+      20,000
        Total Certificates of Deposit                                                       235,686

Commercial Paper (58.5%)
 32,000 Ajax Bambino Funding, Inc., 4.81%, due 4/26/06                       P-1   A-1+      31,902
 50,000 Amstel Funding Corp., 4.59%, due 4/28/06                             P-1   A-1+      49,841
 15,000 Amstel Funding Corp., 4.74%, due 5/31/06                             P-1   A-1+      14,885**
 13,000 Amsterdam Funding Corp., 4.76%, due 5/15/06                          P-1   A-1       12,928
 30,000 Atlantic Asset Securitization Corp., 4.77%, due 4/4/06               P-1   A-1       29,996**
 27,730 Atlantic Asset Securitization Corp., 4.85%, due 5/30/06              P-1   A-1       27,517
 29,300 Bank of Ireland, 4.57%, due 4/25/06                                  P-1   A-1       29,218**
 20,000 Banque Generale du Luxembourg, 4.80%, due 6/12/06                    P-1   A-1+      19,813
 50,000 Barclays U.S. Funding Corp., 4.81%, due 5/30/06                      P-1   A-1+      49,619
 38,826 Barton Capital Corp., 4.71%, due 5/8/06                              P-1   A-1+      38,648**
 25,000 Beta Finance, Inc., 4.52%, due 4/21/06                               P-1   A-1+      24,943
 65,000 Caisse Nationale d'Epargne, 4.43% & 4.61%, due 4/4/06 & 6/27/06      P-1   A-1+      64,831
 75,342 Chariot Funding LLC, 4.63%, due 4/12/06                              P-1   A-1       75,255
 54,500 Charta LLC, 4.59% & 4.81%, due 4/7/06 & 5/22/06                      P-1   A-1       54,321
 30,000 Charta LLC, 4.76%, due 5/15/06                                       P-1   A-1       29,833**
 25,000 Ciesco LLC, 4.68%, due 5/1/06                                        P-1   A-1+      24,909
 20,000 Citigroup Funding, Inc., 4.67%, due 5/15/06                          P-1   A-1+      19,891

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                           RATING(S)       VALUE++
(000's omitted)                                                           Moody's S&P  (000's omitted)
$75,000 CRC Funding LLC, 4.76% & 4.85%, due 5/18/06 & 6/2/06                P-1   A-1+      $74,447
 65,934 Crown Point Capital Co., 4.73% - 4.78%, due 4/4/06 - 4/19/06        P-1   A-1        65,845
 40,000 Depfa Bank PLC, 4.56% & 4.67%, due 5/18/06 & 7/10/06                P-1   A-1+       39,602
 25,000 Dexia Delaware LLC, 4.43%, due 4/5/06                               P-1   A-1+       24,994
 80,000 DZ Bank AG, 4.76% - 4.89%, due 4/11/06 - 6/29/06                    P-1   A-1        79,666
 57,542 Eiffel Funding LLC, 4.66% - 4.75%, due 4/19/06 - 5/2/06             P-1   A-1        57,383
 17,750 Fairway Finance, 4.57%, due 4/3/06                                  P-1   A-1        17,750
 45,502 Fairway Finance, 4.74%, due 4/18/06                                 P-1   A-1        45,412**
 26,430 Galleon Capital LLC, 4.63%, due 4/3/06                              P-1   A-1        26,430**
 48,975 Grampian Funding LLC, 4.43% - 4.92%, due 4/3/06 - 8/3/06            P-1   A-1+       48,720
 22,000 Grampian Funding LLC, 4.45%, due 4/13/06                            P-1   A-1+       21,973**
 29,921 Ivory Funding Corp., 4.83% & 4.84%, due 6/15/06 & 6/16/06           P-1   A-1        29,625
 15,000 K2 (USA) LLC, 4.86%, due 8/31/06                                    P-1   A-1+       14,696
 25,000 Kitty Hawk Funding Corp., 4.78%, due 5/18/06                        P-1   A-1+       24,851
 30,000 Morgan Stanley, 4.86%, due 4/17/06                                  P-1   A-1        30,000
 34,848 Old Line Funding Corp., 4.75%, due 5/10/06                          P-1   A-1+       34,678
 65,000 Picaros Funding, 4.77% & 4.78%, due 4/27/06                         P-1   A-1        64,793
 70,000 Rabobank USA Financial Corp., 4.43% & 4.76%, due 4/6/06 & 5/15/06   P-1   A-1+       69,877
 76,074 Regency Markets No. 1 LLC, 4.52% & 4.78%, due 4/17/06 & 4/26/06     P-1   A-1        75,914
 24,257 Scaldis Capital LLC, 4.49%, due 4/13/06                             P-1   A-1+       24,227
 33,594 Sheffield Receivables, 4.52% & 4.75%, due 4/24/06 & 6/15/06         P-1   A-1+       33,381
 50,000 Societe Generale NA, Inc., 4.77%, due 4/6/06                        P-1   A-1+       49,980
 55,605 Solitaire Funding LLC, 4.75%, due 5/23/06                           P-1   A-1+       55,238
 50,000 Svenska Handelsbanken, 4.57% & 4.88%, due 4/28/06 & 9/15/06         P-1   A-1+       49,553
 11,897 Thunder Bay Funding, Inc., 4.57%, due 4/4/06                        P-1   A-1        11,895
 30,000 Tulip Funding Corp., 4.54%, due 4/24/06                             P-1   A-1+       29,921
 60,000 UBS Finance (Delaware) LLC, 4.60% & 4.78%, due 5/22/06 & 5/24/06    P-1   A-1+       59,609
 38,100 Unicredito Italiano, 4.67%, due 5/15/06                             P-1   A-1        37,892
 50,000 Westpac Capital Corp., 4.42% & 4.88%, due 4/21/06 & 6/30/06         P-1   A-1+       49,647
 32,386 Yorktown Capital LLC, 4.83%, due 4/7/06                             P-1   A-1+       32,369
        Total Commercial Paper                                                            1,878,718

Time Deposits (1.6%)
 50,500 Key Bank, Grand Cayman, 4.88%, due 4/3/06                           P-1              50,500

Corporate Debt Securities (20.3%)
 21,900 American Express Credit Corp., Floating Rate Senior Notes,
        4.92%, due 4/18/06                                                  P-1   A-1        21,905(mu)
 15,000 Bank of America NA, Floating Rate Bank Notes, 4.81%, due 6/7/06     P-1   A-1+       15,000(mu)
 25,000 Beta Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        4.73%, due 4/18/06                                                  P-1   A-1+       25,002**(mu)

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                                  RATING(S)       VALUE++
(000's omitted)                                                                  Moody's S&P  (000's omitted)
$26,470 Credit Suisse First Boston, Floating Rate Medium-Term Notes,
        5.21%, due 6/19/06                                                         P-1   A-1      $26,486(mu)
 30,000 Dorada Finance, Inc., Floating Rate Medium-Term Notes,
        4.71%, due 4/18/06                                                         P-1   A-1+      30,000**(mu)
 45,000 EMC, Floater Master Notes, 5.00%, due 6/1/06 & 9/8/06                      P-1   A-1       45,000(mu)
 26,000 General Electric Capital Corp., Floating Rate Medium-Term Notes, Ser. A,
        4.91%, due 5/12/06                                                         P-1   A-1+      26,006(mu)
 40,000 HBOS Treasury Services PLC, Guaranteed Floating Rate Notes,
        4.80%, due 5/25/06                                                         P-1   A-1+      40,006**(mu)
 55,000 K2 (USA) LLC, Guaranteed Floating Rate Medium-Term Notes,
        4.80% - 5.07%, due 4/3/06 - 6/19/06                                        P-1   A-1+      54,999**(mu)
 37,500 Links Finance LLC, Floating Rate Medium-Term Notes,
        4.61% - 5.07%, due 4/3/06 - 5/24/06                                        P-1   A-1+      37,500**(mu)
 10,000 Merrill Lynch & Co., Floating Rate Medium-Term Notes,
        4.93%, due 5/30/06                                                         P-1   A-1       10,012(mu)
 20,000 Natexis Banques Populaires, Floating Rate Medium-Term Notes,
        4.73%, due 4/18/06                                                         P-1   A-1       20,000**(mu)
 50,000 Parkland (USA) LLC, Floating Rate Medium-Term Notes,
        4.88% & 4.94%, due 6/15/06 & 6/29/06                                       P-1   A-1+      50,000**(mu)
 40,000 Royal Bank of Canada, Floating Rate Medium-Term Notes,
        4.80%, due 5/2/06                                                          P-1   A-1+      40,000**(mu)
 65,000 Sigma Finance, Inc., Guaranteed Floating Rate Medium-Term Notes,
        4.60% - 4.87%, due 4/13/06 - 6/15/06                                       P-1   A-1+      65,001**(mu)
  9,000 Sigma Finance, Inc., Medium-Term Notes, 4.83%, due 1/30/07                 P-1   A-1+       9,000**
 57,000 Tango Finance Corp., Floating Rate Medium-Term Notes,
        4.82% & 4.88%, due 3/27/06 & 6/12/06                                       P-1   A-1+      56,998**(mu)
 25,000 Toyota Motor Credit Corp., Floating Rate Medium-Term Notes,
        4.81%, due 6/15/06                                                         P-1   A-1+      25,000(mu)
 15,000 Wachovia Corp., Notes, 4.95%, due 11/1/06                                  P-1   A-1       15,017
 10,000 Wal-Mart Stores, Notes, 5.59%, due 6/1/06                                  P-1   A-1+      10,016
 28,000 Wells Fargo & Co., Floating Rate Notes, 4.74%, due 4/18/06                 P-1   A-1+      28,001**(mu)
        Total Corporate Debt Securities                                                           650,949

See Notes to Schedule of Investments

--------------------------------------------------------------------------------


PRINCIPAL AMOUNT                                                              RATING(S)       VALUE++
(000's omitted)                                                              Moody's S&P  (000's omitted)

Asset-Backed Securities (0.5%)
 $2,386 Capital One Auto Finance Trust, Ser. 2005-C, Class A1,
        4.10%, due 10/15/06                                                    P-1   A-1+       $2,386
  6,320 Honda Auto Receivables Owner Trust, Ser. 2005-6, Class A1,
        4.51%, due 12/18/06                                                    P-1   A-1         6,320
  5,970 RMAC PLC, Floating Rate Bonds, Ser. 2004-NS2A, Class A1,
        4.72%, due 4/12/06                                                     P-1   A-1+       5,969 **(mu)
        Total Asset-Backed Securities                                                           14,675

Promissory Notes (1.2%)
 40,000 Goldman Sachs Group, 4.47%, due 4/3/06                                 P-1   A-1        40,000(mu)

Repurchase Agreements (10.0%)
320,000 Merrill Lynch Repurchase Agreement, 4.82%, due 4/3/06,
        dated 3/31/06, Maturity Value $320,129, Collateralized by
        $91,537, Freddie Mac, 4.00% - 6.00%, due 2/1/10 - 11/1/21 and by
        $242,231, Fannie Mae, 4.50% - 6.50%, due 3/1/13 - 8/1/35 (Collateral
        Value $326,402)                                                                        320,000

        Total Investments (99.8%)                                                            3,200,491
        Cash, receivables and other assets, less liabilities (0.2%)                              5,708
        Total Net Assets (100.0%)                                                           $3,206,199

See Notes to Schedule of Investments

--------------------------------------------------------------------------------

Notes to Schedule of Investments Prime Portfolio


++ Investment securities are valued at amortized cost, which approximates U.S. federal income tax cost.

** Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A and have been deemed by the investment manager to be liquid. At March 31, 2006, these securities amounted to $698,871,000 or 21.8% of net assets for the Prime Portfolio.

(mu)Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2006.

(S) Credit ratings are unaudited.

--------------------------------------------------------------------------------

Statement of Assets and Liabilities

Institutional Liquidity Trust

(000's omitted)

                                                                    PRIME
                                                                PORTFOLIO
      Assets
      Investments in securities, at value* (Note A)-see
      Schedule of Investments:
      Unaffiliated issuers                                     $3,200,491
      Cash                                                            387
      Interest receivable                                           5,497
      Prepaid expenses                                                 83
                                                               ----------
      Total Assets                                              3,206,458
                                                               ----------

      Liabilities
      Payable to investment manager-net (Note B)                      218
      Accrued expenses and other payables                              41
                                                               ----------
      Total Liabilities                                               259
                                                               ----------
      Net Assets Applicable to Investors' Beneficial Interests $3,206,199
                                                               ----------

      Net Assets consist of:
      Paid-in capital                                          $3,206,199
                                                               ----------

      *Cost of investments:
      Unaffiliated issuers                                     $3,200,491
                                                               ----------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statement of Operations

Institutional Liquidity Trust
(000's omitted)

                                                                         PRIME PORTFOLIO
                                                                      ------------------
                                                                      For the Year Ended
                                                                          March 31, 2006
Investment Income
Income:
Interest income-unaffiliated issuers (Note A)                                    $78,909
                                                                      ------------------

Expenses:
Investment management fee (Note B)                                                 2,033
Audit fees                                                                            11
Custodian fees (Note B)                                                              423
Insurance expense                                                                     14
Legal fees                                                                            10
Registration and filing fees                                                           8
Shareholder reports                                                                    3
Trustees' fees and expenses                                                           28
Miscellaneous                                                                         23
                                                                      ------------------
Total expenses                                                                     2,553

Investment management fee waived (Note B)                                           (407)
Expenses reduced by custodian fee expense offset arrangement (Note B)                (40)
                                                                      ------------------
Total net expenses                                                                 2,106
                                                                      ------------------
Net investment income                                                            $76,803
                                                                      ------------------

Realized and Unrealized Gain (Loss) on Investments (Note A)
Net realized gain (loss) on:
Sales of investment securities of unaffiliated issuers                               (78)
                                                                      ------------------
Net increase (decrease) in net assets resulting from operations                  $76,725
                                                                      ------------------

See Notes to Financial Statements

--------------------------------------------------------------------------------

Statements of Changes in Net Assets


Institutional Liquidity Trust
(000's omitted)

                                                                                     PRIME PORTFOLIO
                                                                            ---------------------------------
                                                                                                  Period from
                                                                                            December 27, 2004
                                                                                             (Commencement of
                                                                                Year Ended     Operations) to
                                                                            March 31, 2006     March 31, 2005
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                       $76,803             $7,398
Net realized gain (loss) on investments                                                (78)                 3
Net increase (decrease) in net assets resulting from operations                     76,725              7,401

Transactions in Investors' Beneficial Interest:
Contributions from initial capitalization                                               --                200
Contributions                                                                   14,573,443          2,953,621
Withdrawals                                                                    (12,721,501)        (1,683,690)
Net increase (decrease) from transactions in investors' beneficial interest      1,851,942          1,270,131
Net Increase (Decrease) in Net Assets                                            1,928,667          1,277,532

Net Assets:
Beginning of period                                                              1,277,532                 --
End of period                                                                   $3,206,199         $1,277,532

See Notes to Financial Statements

--------------------------------------------------------------------------------

Notes to Financial Statements Institutional Liquidity Trust


Note A--Summary of Significant Accounting Policies:

1 General: The Prime Portfolio (the "Portfolio") is a separate operating series of Institutional Liquidity Trust (the "Trust"), a Delaware statutory trust organized pursuant to a Trust Instrument dated October 1, 2004. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Portfolio had no operations until December 27, 2004 other than matters relating to its organization and the contribution of beneficial interest on December 22, 2004 from the Lehman Brothers Prime Money Fund and the Neuberger Berman Prime Money Fund of $100,000 and $100,000, respectively.

    Other regulated investment companies sponsored by Neuberger Berman Management Inc. ("Management"), the Portfolio's investment manager and Lehman Brothers Asset Management Inc. ("LBAM"), the sub-adviser to the Portfolio, whose financial statements are not presented herein, also invest in the Portfolio.

    The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other series of the Trust.

    The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Portfolio's Schedule of Investments.

3 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable), and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

4 Income tax information: It is the policy of the Portfolio to comply with the requirements of the Internal Revenue Code. It is also the policy of the Portfolio to conduct its operations so that its investors will continue to qualify as a regulated investment company. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax.

5 Concentration of risk: The Portfolio normally concentrates in the financial services industries; therefore, factors influencing the health of those industries could have a significant negative effect on the Portfolio's performance. These may include economic trends, governmental action, changes in interest rates, as well as the availability and cost of capital funds.

6 Expense allocation: Certain expenses are applicable to multiple portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which Management serves as investment manager, that are not directly attributed to the Portfolio or the Trust, are allocated among the Portfolios and the other investment companies in the complex or series thereof, on the basis of relative net assets, except where a more appropriate allocation of expenses to each investment company in the complex or series thereof can otherwise be made fairly.

7 Repurchase agreements: The Portfolio may enter into repurchase agreements with institutions that Management has determined are creditworthy. Each repurchase agreement is recorded at cost. The Portfolio requires that the securities purchased in a repurchase agreement be transferred to the custodian in a manner sufficient to enable the Portfolio to assert a perfected security interest in those securities in the event of a default under the repurchase

--------------------------------------------------------------------------------

    agreement. The Portfolio monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Portfolio under each such repurchase agreement.

8 Indemnifications: Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

Note B--Management Fees and Other Transactions with Affiliates:

    The Portfolio retains Management as its investment manager under a Management Agreement. For such investment management services, the Portfolio pays Management a fee at the annual rate of 0.10% of its average daily net assets. Management has voluntarily agreed to waive its management fee in the amount of 0.02% of the average daily net assets of the Portfolio. This undertaking is terminable by Management upon notice to the Portfolio. For the year ended March 31, 2006, such waived fees amounted to $406,688 for the Portfolio.

    Management and LBAM, the sub-adviser to the Portfolio, are wholly-owned subsidiaries of Lehman Brothers Holdings Inc., a publicly-owned holding company. LBAM is retained by Management to provide day-to-day investment management services. LBAM, as sub-adviser to the Portfolio, receives a monthly fee paid by Management, based on an annual rate of the Portfolio's average daily net assets. The Portfolio does not pay a fee directly to LBAM for such services. As investment adviser, Management is responsible for overseeing the investment activities of LBAM. Several individuals who are officers and/or Trustees of the Trust are also employees of LBAM and/or Management.

    The Portfolio has an expense offset arrangement in connection with its custodian contract. For the year ended March 31, 2006, the impact of this arrangement was a reduction of expenses of $40,091 for the Portfolio.

Note C--Securities Transactions:

    All securities transactions for the Portfolio were short-term.

--------------------------------------------------------------------------------

Financial Highlights

Prime Portfolio

                                                             Period from
                                             Year Ended   December 27, 2004^
                                           March 31, 2006 to March 31, 2005
   Ratios to Average Net Assets:
   Gross Expenses#                                 .11%             .12%*
   Net Expenses++                                  .10%             .11%*
   Net Investment Income (Loss)                   3.78%            2.43%*
   Total Return+                                 +3.87%           +0.66%**
   Net Assets, End of Period (in millions)    $3,206.2         $1,277.5

See Notes to Financial Highlights

--------------------------------------------------------------------------------

Notes to Financial Highlights Institutional Liquidity Trust


# The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

++ After waiver of a portion of the investment management fee by Management. Had Management not undertaken such action, the annualized ratio of net expenses to average daily net assets would have been:

                                    Year Ended Period Ended
                                    March 31,   March 31,
                                       2006        2005
                    Prime Portfolio    .12%        .13%/(1)/

    (1) Period from December 27, 2004 (commencement of operations) to March 31, 2005.

+ Total return for the Portfolio has been calculated based on the total return for a feeder fund that invests all of its net investable assets in the Portfolio. Total return assumes all distributions were reinvested and adjusted for the difference in expenses as set forth in the Notes to the Financial Statements. Results represent past performance and do not guarantee future results. Current returns may be lower or higher than the performance data quoted. Total return would have been lower had Management not waived a portion of the investment management fee.

^   The date investment operations commenced.

*   Annualized.

**  Not annualized.

--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of
Institutional Liquidity Trust and
Owners of Beneficial Interest of Prime Portfolio

We have audited the accompanying statement of assets and liabilities of Prime Portfolio, (the "Portfolio"), a series of Institutional Liquidity Trust, including the schedule of investments, as of March 31, 2006, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from December 27, 2004 to March 31, 2005. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of March 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period December 27, 2004 to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
May 5, 2006

--------------------------------------------------------------------------------

Directory

Investment Manager, Administrator and Distributor
Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
Institutional Support Services 888.556.9030

Sub-Adviser
Lehman Brothers Asset Management Inc.
745 Seventh Avenue
New York, NY 10019

Custodian and Shareholder Servicing Agent
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Legal Counsel
Kirkpatrick & Lockhart Nicholson Graham LLP
1601 K Street, NW
Washington, DC 20006

Independent Registered Public Accounting Firms
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Tait, Weller & Baker LLP
1818 Market Street
Suite 2400
Philadelphia, PA 19103

--------------------------------------------------------------------------------

Trustee and Officer Information

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by Neuberger Berman Management Inc. The Statement of Additional Information includes additional information about fund trustees and is available upon request, without charge, by calling (888) 556-9030.

Information about the Board of Trustees

Name, Age, and Address/(1)/ Position and  Principal Occupation(s)/(3)/  Number of         Other Directorships Held
                            Length of                                   Portfolios in     Outside Fund Complex by
                            Time                                        Fund Complex      Fund Trustee
                            Served/(2)/                                 Overseen by
                                                                        Fund Trustee/(4)/

Independent Fund Trustees

John Cannon (76)            Trustee since Consultant; formerly,         49                Independent Trustee or
                            2005          Chairman, CDC Investment                        Director of three series of
                                          Advisers (registered                            Oppenheimer Funds: Limited
                                          investment adviser), 1993 to                    Term New York Municipal
                                          January 1999; formerly,                         Fund, Rochester Fund
                                          President and Chief Executive                   Municipals, and
                                          Officer, AMA Investment                         Oppenheimer Convertible
                                          Advisors, an affiliate of the                   Securities Fund since 1992.
                                          American Medical
                                          Association.

Faith Colish (70)           Trustee since Counsel, Carter Ledyard &     49                Advisory Director, ABA
                            2005          Milburn LLP (law firm) since                    Retirement Funds (formerly,
                                          October 2002; formerly,                         American Bar Retirement
                                          Attorney-at-Law and                             Association (ABRA)) since
                                          President, Faith Colish, A                      1997 (not-for-profit
                                          Professional Corporation,                       membership association).
                                          1980 to 2002.

C. Anne Harvey (68)         Trustee since President, C.A. Harvey        49                Formerly, President, Board of
                            2005          Associates since October                        Associates to The National
                                          2001; formerly, Director,                       Rehabilitation Hospital's
                                          AARP, 1978 to December                          Board of Directors, 2001 to
                                          2001.                                           2002; formerly, Member,
                                                                                          Individual Investors Advisory
                                                                                          Committee to the New York
                                                                                          Stock Exchange Board of
                                                                                          Directors, 1998 to June 2002.

Barry Hirsch (73)           Trustee since Attorney-at-Law; formerly,    49                None.
                            2005          Senior Counsel, Loews
                                          Corporation (diversified
                                          financial corporation), May
                                          2002 to April 2003; formerly,
                                          Senior Vice President,
                                          Secretary and General
                                          Counsel, Loews Corporation.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and  Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                     Portfolios in     Outside Fund Complex by
                            Time                                          Fund Complex      Fund Trustee
                            Served/(2)/                                   Overseen by
                                                                          Fund Trustee/(4)/

Robert A. Kavesh (78)       Trustee since Marcus Nadler Professor         49                Director, The Caring
                            2005          Emeritus of Finance and                           Community (not-for-profit);
                                          Economics, New York                               formerly, Director, DEL
                                          University Stern School of                        Laboratories, Inc. (cosmetics
                                          Business; formerly, Executive                     and pharmaceuticals), 1978
                                          Secretary-Treasurer,                              to 2004; formerly, Director,
                                          American Finance                                  Apple Bank for Savings, 1979
                                          Association, 1961 to 1979.                        to 1990; formerly, Director,
                                                                                            Western Pacific Industries,
                                                                                            Inc., 1972 to 1986 (public
                                                                                            company).

Howard A. Mileaf (69)       Trustee since Retired; formerly, Vice         49                Director, Webfinancial
                            2005          President and General                             Corporation (holding
                                          Counsel, WHX Corporation                          company) since December
                                          (holding company), 1993 to                        2002; formerly, Director
                                          2001.                                             WHX Corporation (holding
                                                                                            company), January 2002 to
                                                                                            June 2005; formerly,
                                                                                            Director, State Theatre of
                                                                                            New Jersey (not-for-profit
                                                                                            theater), 2000 to 2005;
                                                                                            formerly, Director, Kevlin
                                                                                            Corporation (manufacturer of
                                                                                            microwave and other
                                                                                            products).

Edward I. O'Brien (77)      Trustee since Formerly, Member,               49                Director, Legg Mason, Inc.
                            2005          Investment Policy Committee,                      (financial services holding
                                          Edward Jones, 1993 to 2001;                       company) since 1993;
                                          President, Securities Industry                    formerly, Director, Boston
                                          Association ("SIA") (securities                   Financial Group (real estate
                                          industry's representative in                      and tax shelters), 1993 to
                                          government relations and                          1999.
                                          regulatory matters at the
                                          federal and state levels),
                                          1974 to 1992; Adviser to SIA,
                                          November 1992 to
                                          November 1993.

William E. Rulon (73)       Trustee since Retired; formerly, Senior Vice  49                Formerly, Director, Pro-Kids
                            2005          President, Foodmaker, Inc.                        Golf and Learning Academy
                                          (operator and franchiser of                       (teach golf and computer
                                          restaurants) until January                        usage to "at risk" children),
                                          1997.                                             1998 to 2006; formerly,
                                                                                            Director, Prandium, Inc.
                                                                                            (restaurants), March 2001 to
                                                                                            July 2002.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and  Principal Occupation(s)/(3)/   Number of         Other Directorships Held
                            Length of                                    Portfolios in     Outside Fund Complex by
                            Time                                         Fund Complex      Fund Trustee
                            Served/(2)/                                  Overseen by
                                                                         Fund Trustee/(4)/

Cornelius T. Ryan (74)      Trustee since Founding General Partner,      49                None.
                            2005          Oxford Partners and Oxford
                                          Bioscience Partners (venture
                                          capital investing) and
                                          President, Oxford Venture
                                          Corporation since 1981.

Tom D. Seip (56)            Trustee since General Partner, Seip          49                Director, H&R Block, Inc.
                            2005; Lead    Investments LP (a private                        (financial services company)
                            Independent   investment partnership);                         since May 2001; Director,
                            Trustee       formerly, President and CEO,                     America One Foundation
                            beginning     Westaff, Inc. (temporary                         since 1998; formerly,
                            2006          staffing), May 2001 to                           Director, Forward
                                          January 2002; formerly,                          Management, Inc. (asset
                                          Senior Executive at the                          management company),
                                          Charles Schwab Corporation,                      1999 to 2006; formerly
                                          1983 to 1999, including                          Director, E-Bay Zoological
                                          Chief Executive Officer,                         Society, 1999 to 2003;
                                          Charles Schwab Investment                        formerly, Director, General
                                          Management, Inc. and                             Magic (voice recognition
                                          Trustee, Schwab Family of                        software), 2001 to 2002;
                                          Funds and Schwab                                 formerly, Director, E-Finance
                                          Investments, 1997 to 1998,                       Corporation (credit
                                          and Executive Vice President-                    decisioning services), 1999 to
                                          Retail Brokerage, Charles                        2003; formerly, Director,
                                          Schwab Investment                                Save-Daily.com (micro
                                          Management, 1994 to 1997.                        investing services), 1999 to
                                                                                           2003.

Candace L. Straight (58)    Trustee since Private investor and           49                Director, National Atlantic
                            2005          consultant specializing in the                   Holdings Corporation
                                          insurance industry; formerly,                    (property and casualty
                                          Advisory Director, Securitas                     insurance company) since
                                          Capital LLC (a global private                    2004; Director, The
                                          equity investment firm                           Proformance Insurance
                                          dedicated to making                              Company (personal lines
                                          investments in the insurance                     property and casualty
                                          sector), 1998 to December                        insurance company) since
                                          2003.                                            March 2004; formerly,
                                                                                           Director, Providence
                                                                                           Washington Insurance
                                                                                           Company (property and
                                                                                           casualty insurance company),
                                                                                           December 1998 to March
                                                                                           2006; formerly, Director,
                                                                                           Summit Global Partners
                                                                                           (insurance brokerage firm,
                                                                                           2000 to 2005.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and  Principal Occupation(s)/(3)/    Number of         Other Directorships Held
                            Length of                                     Portfolios in     Outside Fund Complex by
                            Time                                          Fund Complex      Fund Trustee
                            Served/(2)/                                   Overseen by
                                                                          Fund Trustee/(4)/

Peter P. Trapp (61)         Trustee since Regional Manager for Mid-       49                None.
                            2005          Southern Region, Ford Motor
                                          Credit Company since
                                          September 1997; formerly,
                                          President, Ford Life Insurance
                                          Company, April 1995 to
                                          August 1997.

Fund Trustees who are "Interested Persons"

Jack L. Rivkin* (65)        President and Executive Vice President and    49                Director, Dale Carnegie and
                            Trustee since Chief Investment Officer,                         Associates, Inc. (private
                            2005          Neuberger Berman Inc.                             company) since 1998;
                                          (holding company) since                           Director, Solbright, Inc.
                                          2002 and 2003, respectively;                      (private company) since
                                          Managing Director and Chief                       1998.
                                          Investment Officer,
                                          Neuberger Berman since
                                          December 2005 and 2003,
                                          respectively; formerly,
                                          Executive Vice President,
                                          Neuberger Berman,
                                          December 2002 to 2005;
                                          Director and Chairman,
                                          NB Management since
                                          December 2002; formerly,
                                          Executive Vice President,
                                          Citigroup Investments, Inc.,
                                          September 1995 to February
                                          2002; formerly, Executive
                                          Vice President, Citigroup Inc.,
                                          September 1995 to February
                                          2002.

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and  Principal Occupation(s)/(3)/ Number of         Other Directorships Held
                            Length of                                  Portfolios in     Outside Fund Complex by
                            Time                                       Fund Complex      Fund Trustee
                            Served/(2)/                                Overseen by
                                                                       Fund Trustee/(4)/

Peter E. Sundman* (47)      Chairman of   Executive Vice President,    49                Director and Vice President,
                            the Board,    Neuberger Berman Inc.                          Neuberger & Berman
                            Chief         (holding company) since                        Agency, Inc. since 2000;
                            Executive     1999; Head of Neuberger                        formerly, Director, Neuberger
                            Officer and   Berman Inc.'s Mutual Funds                     Berman Inc. (holding
                            Trustee since Business (since 1999) and                      company), October 1999 to
                            2005          Institutional Business (1999                   March 2003; Trustee, Frost
                                          to October 2005);                              Valley YMCA; Trustee,
                                          responsible for Managed                        College of Wooster.
                                          Accounts Business and
                                          intermediary distribution
                                          since October 1999;
                                          President and Director, NB
                                          Management since 1999;
                                          Managing Director,
                                          Neuberger Berman since
                                          2005; formerly, Executive
                                          Vice President, Neuberger
                                          Berman, 1999 to December
                                          2005; formerly, Principal,
                                          Neuberger Berman, 1997 to
                                          1999; formerly, Senior Vice
                                          President, NB Management,
                                          1996 to 1999.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Fund Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Fund Trustee may resign by delivering a written resignation; (b) any Fund Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Fund Trustees; (c) any Fund Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Fund Trustees; and (d) any Fund Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

(4) For funds organized in a master-feeder structure, we count the master fund and its associated feeder funds as a single portfolio.

* Indicates a Fund Trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Rivkin are interested persons of the Trust by virtue of the fact that they are officers and/or directors of Neuberger Berman Management Inc.

--------------------------------------------------------------------------------


Information about the Officers of the Trust

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Andrew B. Allard (44)       Anti-Money      Senior Vice President, Neuberger Berman since 2006; Deputy General
                            Laundering      Counsel, Neuberger Berman since 2004; formerly, Vice President, Neuberger
                            Compliance      Berman, 2000 to 2006; formerly, Associate General Counsel, Neuberger
                            Officer since   Berman, 1999 to 2004; formerly, Associate General Counsel, NB
                            2005            Management, 1994 to 1999; Anti-Money Laundering Compliance Officer,
                                            fifteen registered investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since 2004 and one since 2005) and one registered investment company for which Lehman Brothers Asset Management Inc. acts as investment adviser (since 2006).

Michael J. Bradler (36)     Assistant       Vice President, Neuberger Berman since 2006; Employee, NB Management
                            Treasurer since since 1997; Assistant Treasurer, fifteen registered investment companies for
                            2005            which NB Management acts as investment manager and administrator
                                            (fifteen since 2005) and one registered investment company for which
                                            Lehman Brothers Asset Management Inc. acts as investment adviser (since
                                            2006).

Claudia A. Brandon (49)     Secretary since Vice President-Mutual Fund Board Relations, NB Management since 2000
                            2005            and Assistant Secretary since 2004; Vice President, Neuberger Berman since
                                            2002 and Employee since 1999; formerly, Vice President, NB Management,
                                            1986 to 1999; Secretary, fifteen registered investment companies for which
                                            NB Management acts as investment manager and administrator (three since
                                            2000, four since 2002, three since 2003, four since 2004 and one since
                                            2005) and one registered investment company for which Lehman Brothers
                                            Asset Management Inc. acts as investment adviser (since 2006).

Robert Conti (49)           Vice President  Senior Vice President, Neuberger Berman since 2003; formerly, Vice
                            since 2005      President, Neuberger Berman, 1999 to 2003; Senior Vice President, NB
                                            Management since 2000; formerly, Controller, NB Management, 1994 to
                                            1996; formerly, Treasurer, NB Management, 1996 to 1999; Vice President,
                                            fifteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004 and one since 2005) and one registered investment company for which Lehman Brothers Asset Management Inc.
                                            acts as investment adviser (since 2006).

Brian J. Gaffney (52)       Vice President  Managing Director, Neuberger Berman since 1999; Senior Vice President, NB
                            since 2005      Management since 2000; formerly, Vice President, NB Management, 1997 to 1999; Vice President, fifteen registered investment companies for which
                                            NB Management acts as investment manager and administrator (three since
                                            2000, four since 2002, three since 2003, four since 2004 and one since
                                            2005) and one registered investment company for which Lehman Brothers
                                            Asset Management Inc. acts as investment adviser (since 2006).

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and    Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Maxine L. Gerson (55)       Chief Legal     Senior Vice President, Neuberger Berman since 2002; Deputy General
                            Officer since   Counsel and Assistant Secretary, Neuberger Berman since 2001; formerly,
                            2005 (only for  Vice President, Neuberger Berman, 2001 to 2002; formerly, Associate
                            purposes of     General Counsel, Neuberger Berman, 2001; formerly, Counsel, Neuberger
                            sections 307    Berman, 2000; Secretary and General Counsel, NB Management since 2004.
                            and 406 of the
                            Sarbanes-Oxley
                            Act of 2002)

Sheila R. James (40)        Assistant       Employee, Neuberger Berman since 1999; formerly, Employee, NB
                            Secretary since Management, 1991 to 1999; Assistant Secretary, fifteen registered
                            2005            investment companies for which NB Management acts as investment manager and administrator (seven since 2002, three since 2003, four since
                                            2004 and one since 2005) and one registered investment company for which
                                            Lehman Brothers Asset Management Inc. acts as investment adviser (since
                                            2006).

Kevin Lyons (50)            Assistant       Employee, Neuberger Berman since 1999; formerly, Employee, NB
                            Secretary since Management, 1993 to 1999; Assistant Secretary, fifteen registered
                            2005            investment companies for which NB Management acts as investment manager and administrator (ten since 2003, four since 2004 and one since
                                            2005) and one registered investment company for which Lehman Brothers
                                            Asset Management Inc. acts as investment adviser (since 2006).

John M. McGovern (36)       Treasurer and   Vice President, Neuberger Berman since 2004; Employee, NB Management
                            Principal       since 1993; Treasurer and Principal Financial and Accounting Officer, fifteen
                            Financial and   registered investment companies for which NB Management acts as
                            Accounting      investment manager and administrator (fifteen since 2005); formerly,
                            Officer since   Assistant Treasurer, fifteen registered investment companies for which NB
                            2005; prior     Management acts as investment manager and administrator, 2002 to 2005.
                            thereto,
                            Assistant
                            Treasurer since
                            2005

Frank Rosato (35)           Assistant       Vice President, Neuberger Berman since 2006; Employee, NB Management
                            Treasurer since since 1995; Assistant Treasurer, fifteen registered investment companies for
                            2005            which NB Management acts as investment manager and administrator
                                            (fifteen since 2005) and one registered investment company for which
                                            Lehman Brothers Asset Management Inc. acts as investment adviser (since
                                            2006).

Frederic B. Soule (60)      Vice President  Senior Vice President, Neuberger Berman since 2003; formerly, Vice
                            since 2005      President, Neuberger Berman, 1999 to 2003; formerly, Vice President, NB
                                            Management, 1995 to 1999; Vice President, fifteen registered investment companies for which NB Management acts as investment manager and administrator (three since 2000, four since 2002, three since 2003, four since 2004 and one since 2005) and one registered investment company for which Lehman Brothers Asset Management Inc. acts as investment adviser
                                            (since 2006).

--------------------------------------------------------------------------------

Name, Age, and Address/(1)/ Position and   Principal Occupation(s)/(3)/
                            Length of Time
                            Served/(2)/

Chamaine Williams (35)      Chief          Vice President, Lehman Brothers Inc. since 2003; Chief Compliance Officer,
                            Compliance     fifteen registered investment companies for which NB Management acts as
                            Officer since  investment manager and administrator (fifteen since 2005) and one
                            2005           registered investment company for which Lehman Brothers Asset
                                           Management Inc. acts as investment adviser (since 2006); Chief Compliance
                                           Officer, Lehman Brothers Asset Management Inc. since 2003; Chief
                                           Compliance Officer, Lehman Brothers Alternative Investment Management
                                           LLC since 2003; formerly, Vice President, UBS Global Asset Management
                                           (US) Inc. (formerly, Mitchell Hutchins Asset Management, a wholly-owned subsidiary of PaineWebber Inc.), 1997-2003.

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the By-Laws of the Trust, each officer elected by the Fund Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Fund Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

--------------------------------------------------------------------------------

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available, without charge, by calling 888-556-9030 (toll-free) and on the website of the Securities and Exchange Commission, at www.sec.gov.

Quarterly Portfolio Schedule

Each Trust files a complete schedule of portfolio holdings for the Fund and Portfolio with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Trust's Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q is available upon request, without charge, by calling 888-556-9030 (toll-free).

Investment manager: Neuberger Berman Management Inc.
Sub-adviser: Lehman Brothers Asset Management Inc.

Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, NY 10158-0180
Institutional Support Services: 888.556.9030
Web site: www.lehmanam.com
Email: fundinquiries@nb.com

Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

G0069 05/06

ITEM 2. CODE OF ETHICS

The Board of Lehman Brothers Reserve Liquidity Series ("Registrant") adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions ("Code of Ethics"). A copy of the Code of Ethics is filed as Exhibit 12(a)(1) to this Form N-CSR. The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board has determined that the Registrant has two audit committee financial experts serving on its audit committee. The Registrant's audit committee financial experts are John Cannon and Howard Mileaf. Mr. Cannon and Mr. Mileaf are independent directors as defined by Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

The financial information provided below is that of the registrant, Lehman Brothers Reserve Liquidity Series. This N-CSR relates only to Lehman Brothers Prime Reserve Money Fund (the "Fund"). Tait, Weller & Baker LLP ("TW&B") serves as independent registered public accounting firm to the Fund. Since the Registrant has not completed one full year of operations, these fees are only shown from the commencement of operations for the fiscal year ended 2006.

(a) AUDIT FEES

The aggregate fees billed for professional services rendered by TW&B for the audit of the annual financial statements or services that are normally provided by TW&B in connection with statutory and regulatory filings or engagements were $4,000 for the fiscal year ended 2006.

(b) AUDIT-RELATED FEES

The aggregate fees billed to the Registrant for assurance and related services by TW&B that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported above in Audit Fees were $0 for the fiscal year ended 2006.

The fees billed to other entities in the investment company complex for assurance and related services by TW&B that are reasonably related to the performance of the audit that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal year ended 2006.

(c) TAX FEES

The aggregate fees billed to the Registrant for professional services rendered by TW&B for tax compliance, tax advice, and tax planning were $1,250 for the fiscal year ended 2006. The nature of the services provided were tax compliance, tax advice, and tax planning. The Audit Committee approved 0% of these services provided by TW&B for the fiscal year ended 2006, pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

The fees billed to other entities in the investment company complex for professional services rendered by TW&B for tax compliance, tax advice, and tax planning that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $1,500 for the fiscal year ended 2006. The Audit Committee approved 0% of these services provided by TW&B for the fiscal year ended 2006 pursuant to the waiver provisions of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(d) ALL OTHER FEES

The aggregate fees billed to the Registrant for products and services provided by TW&B, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES were $0 for the fiscal year ended 2006.

The fees billed to other entities in the investment company complex for products and services provided by TW&B, other than services reported in AUDIT FEES, AUDIT-RELATED FEES, and TAX FEES that the Audit Committee was required to approve because the engagement related directly to the operations and financial reporting of the Registrant were $0 for the fiscal year ended 2006.

(e) AUDIT COMMITTEE'S PRE-APPROVAL POLICIES AND PROCEDURES

(1) The Audit Committee's pre-approval policies and procedures for the Registrant to engage an accountant to render audit and non-audit services delegate to the Chair of the Committee the power to pre-approve services between meetings of the Committee.

(2) None of the services described in paragraphs (b) through (d) above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) HOURS ATTRIBUTED TO OTHER PERSONS

Not applicable.

(g) NON-AUDIT FEES

Non-audit fees billed by TW&B for services rendered to the Registrant were $1,250 for the fiscal year ended 2006.

Non-audit fees billed by TW&B for services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,700 for the fiscal year ended 2006.

 (h) The Audit Committee of the Board considered whether the provision of non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant that were not pre-approved by the Audit Committee because the engagement did not relate directly to the operations and financial reporting of the Registrant is compatible with maintaining TW&B's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

The complete schedule of investments for each series is disclosed in the Registrant's Annual Report, which is included as Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

ITEM 11. CONTROLS AND PROCEDURES

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1)   A copy of the Code of Ethics is filed herewith.

(a)(2) The certifications required by Rule 30a-2(a) of the Act and Section 302 of the Sarbanes-Oxley Act of 2002 ("Sarbanes-Oxley Act") are attached hereto.

(a)(3)   Not applicable to the Registrant.

(b) The certifications required by Rule 30a-2(b) of the Act and Section 906 of the Sarbanes-Oxley Act are attached hereto.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed "filed" for purposes of Section 18 of the Securities Exchange Act of 1934 ("Exchange Act"), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LEHMAN BROTHERS RESERVE LIQUIDITY SERIES


By:  /s/ Peter E. Sundman
    ------------------------------
     Peter E. Sundman
     Chief Executive Officer

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By:   /s/ Peter E. Sundman
    ------------------------------
      Peter E. Sundman
      Chief Executive Officer

Date: May 30, 2006



By:   /s/ John M. McGovern
    ----------------------------------
     John M. McGovern
     Treasurer and Principal Financial
     and Accounting Officer

Date:  May 30, 2006